INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 15,833	$ 16,316
Deposits
Debt Securities, Available-for-Sale [Line Items]
Fair Value	30	51
Bonds pledged | Bonds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 126	$ 117